UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     November 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    70

Form 13F Information Table Value Total:    $135,237 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1957    27255 SH       OTHER                   27255        0        0
ABBOTT LABS                    COM              002824100     1908    37303 SH       OTHER                   37303        0        0
ADOBE SYS INC                  COM              00724F101     1554    64274 SH       OTHER                   64274        0        0
AETNA INC NEW                  COM              00817Y108     1612    44372 SH       OTHER                   44372        0        0
AIR PRODS & CHEMS INC          COM              009158106     1505    19705 SH       OTHER                   19705        0        0
ALLSTATE CORP                  COM              020002101     2092    88302 SH       OTHER                   88302        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     1792    48070 SH       OTHER                   48070        0        0
AMETEK INC NEW                 COM              031100100      421    12783 SH       SOLE                    12783        0        0
ANADARKO PETE CORP             COM              032511107     1820    28869 SH       OTHER                   28869        0        0
APACHE CORP                    COM              037411105     1793    22348 SH       OTHER                   22348        0        0
APPLE INC                      COM              037833100     3043     7979 SH       OTHER                    7979        0        0
APPLIED MATLS INC              COM              038222105     2116   204329 SH       OTHER                  204329        0        0
BB&T CORP                      COM              054937107      423    19836 SH       OTHER                   19836        0        0
BECTON DICKINSON & CO          COM              075887109     1532    20896 SH       OTHER                   20896        0        0
BROADCOM CORP                  CL A             111320107     2325    69828 SH       OTHER                   69828        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2073    52300 SH       OTHER                   52300        0        0
CATERPILLAR INC DEL            COM              149123101     1831    24796 SH       OTHER                   24796        0        0
CHEVRON CORP NEW               COM              166764100      547     5911 SH       OTHER                    5911        0        0
COCA COLA CO                   COM              191216100     1110    16434 SH       OTHER                   16434        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1916    92459 SH       OTHER                   92459        0        0
CONOCOPHILLIPS                 COM              20825C104     2383    37636 SH       OTHER                   37636        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1953    35678 SH       OTHER                   35678        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1736    57544 SH       OTHER                   57544        0        0
E M C CORP MASS                COM              268648102     2191   104365 SH       OTHER                  104365        0        0
EATON CORP                     COM              278058102      450    12668 SH       SOLE                    12668        0        0
ENTERGY CORP NEW               COM              29364G103     1832    27637 SH       OTHER                   27637        0        0
EXELON CORP                    COM              30161N101     2389    56062 SH       OTHER                   56062        0        0
EXXON MOBIL CORP               COM              30231G102     4079    56168 SH       OTHER                   56168        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      142    15493 SH       SOLE                    15493        0        0
FRANKLIN RES INC               COM              354613101     2115    22109 SH       OTHER                   22109        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1143    37537 SH       OTHER                   37537        0        0
GENERAL ELECTRIC CO            COM              369604103      336    22045 SH       OTHER                   22045        0        0
GENERAL MLS INC                COM              370334104     2645    68713 SH       OTHER                   68713        0        0
GILEAD SCIENCES INC            COM              375558103     1557    40140 SH       OTHER                   40140        0        0
GOOGLE INC                     CL A             38259P508     2448     4753 SH       OTHER                    4753        0        0
HALLIBURTON CO                 COM              406216101     1825    59801 SH       OTHER                   59801        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      152    10836 SH       OTHER                   10836        0        0
HOME DEPOT INC                 COM              437076102     2152    65465 SH       OTHER                   65465        0        0
HONEYWELL INTL INC             COM              438516106     1987    45261 SH       OTHER                   45261        0        0
INTEL CORP                     COM              458140100     2258   105853 SH       OTHER                  105853        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3063    17515 SH       OTHER                   17515        0        0
JOHNSON & JOHNSON              COM              478160104     2203    34596 SH       OTHER                   34596        0        0
JOHNSON CTLS INC               COM              478366107     1392    52798 SH       OTHER                   52798        0        0
JPMORGAN CHASE & CO            COM              46625H100     2194    72857 SH       OTHER                   72857        0        0
KIMBERLY CLARK CORP            COM              494368103     2515    35419 SH       OTHER                   35419        0        0
MCDONALDS CORP                 COM              580135101     2395    27267 SH       OTHER                   27267        0        0
MERCK & CO INC NEW             COM              58933Y105      322     9837 SH       OTHER                    9837        0        0
MORGAN STANLEY                 COM NEW          617446448      826    61162 SH       OTHER                   61162        0        0
NIKE INC                       CL B             654106103     2119    24782 SH       OTHER                   24782        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2213    36260 SH       OTHER                   36260        0        0
NYSE EURONEXT                  COM              629491101      788    33900 SH       OTHER                   33900        0        0
ORACLE CORP                    COM              68389X105     2148    74738 SH       OTHER                   74738        0        0
PARKER HANNIFIN CORP           COM              701094104      341     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2108    34050 SH       OTHER                   34050        0        0
PNC FINL SVCS GROUP INC        COM              693475105      454     9420 SH       OTHER                    9420        0        0
POTASH CORP SASK INC           COM              73755L107     1337    30930 SH       OTHER                   30930        0        0
PPL CORP                       COM              69351T106     1795    62879 SH       OTHER                   62879        0        0
PROCTER & GAMBLE CO            COM              742718109     2577    40787 SH       OTHER                   40787        0        0
QUALCOMM INC                   COM              747525103     2480    50995 SH       OTHER                   50995        0        0
SCHLUMBERGER LTD               COM              806857108     1788    29937 SH       OTHER                   29937        0        0
SELECTIVE INS GROUP INC        COM              816300107      258    19796 SH       SOLE                    19796        0        0
STATE STR CORP                 COM              857477103     2028    63052 SH       OTHER                   63052        0        0
STRYKER CORP                   COM              863667101     1169    24797 SH       OTHER                   24797        0        0
SYSCO CORP                     COM              871829107     2423    93562 SH       OTHER                   93562        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1547    41567 SH       OTHER                   41567        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2068    29387 SH       OTHER                   29387        0        0
UNIVEST CORP PA                COM              915271100    14789  1109457 SH       OTHER                 1109457        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2366    64289 SH       OTHER                   64289        0        0
WASTE MGMT INC DEL             COM              94106L109     2070    63579 SH       OTHER                   63579        0        0
WELLS FARGO & CO NEW           COM              949746101     2318    96094 SH       OTHER                   96094        0        0